Note 15 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long term debt	€ 1,420	€ 1,830
Less current portion	(462)	(491)
Total long-term portion	957	1,339
FRANCE
Long term debt	351	526
JAPAN
Long term debt	617	628
GERMANY
Long term debt	438	632
ITALY
Long term debt		27
Malaysia 1 [Member]
Long term debt	€ 13	€ 17